PROPERTY, PLANT AND EQUIPMENT - Cost (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period		R$ 16,443,742	R$ 19,351,891
Impairment	R$ (265,369)	0	(265,369)
Balance, end of period	16,443,742	15,546,481	16,443,742	R$ 19,351,891
Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period		39,940,317	44,001,599	49,938,129
Additions		1,194,934	873,329	1,323,891
Capitalized interest		23,999	44,260	187,375
Disposals		(349,749)	(513,472)	(461,340)
Loss of control by selling of subsidiary			(1,091,705)	(2,956,162)
Impairment			(265,369)	(239,329)
Transfer to assets held for sale		(1,899,000)	(4,080,785)
Effects of IAS 29 adoption		699,724
Foreign exchange effect		1,461,959	972,460	(3,790,965)
Balance, end of period	39,940,317	41,072,184	39,940,317	44,001,599
Land and buildings
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period		5,170,675	5,585,082
Balance, end of period	5,170,675	4,518,944	5,170,675	5,585,082
Land and buildings | Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period		9,085,698	9,483,753	10,842,802
Additions		13,739	2,028	35,238
Transfers		140,334	700,318	584,575
Disposals		(45,290)	(157,625)	(81,256)
Loss of control by selling of subsidiary			(119,928)	(1,011,492)
Impairment			(10,063)	(52,071)
Transfer to assets held for sale		(784,464)	(1,013,466)
Foreign exchange effect		290,732	200,681	(834,043)
Balance, end of period	9,085,698	8,700,749	9,085,698	9,483,753
Machines, equipment, and installations
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period		9,439,768	11,029,301
Balance, end of period	9,439,768	9,242,177	9,439,768	11,029,301
Machines, equipment, and installations | Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period		28,016,604	30,633,880	32,616,700
Additions		66,764	124,136	93,290
Transfers		802,664	716,685	2,665,898
Disposals		(285,860)	(232,771)	(271,104)
Loss of control by selling of subsidiary			(900,840)	(1,726,440)
Impairment			(255,293)	(183,788)
Transfer to assets held for sale		(749,425)	(2,734,923)
Effects of IAS 29 adoption		699,724
Foreign exchange effect		1,058,527	665,730	(2,560,676)
Balance, end of period	28,016,604	29,608,998	28,016,604	30,633,880
Data electronic equipment
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period		89,404	112,432
Balance, end of period	89,404	66,132	89,404	112,432
Data electronic equipment | Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period		711,638	762,074	939,266
Additions		11,811	1,770	2,126
Transfers		457	19,340	74,804
Disposals		(5,641)	(12,963)	(60,542)
Loss of control by selling of subsidiary			(16,426)	(112,319)
Impairment				(228)
Transfer to assets held for sale		(14,914)	(53,315)
Foreign exchange effect		49,727	11,158	(81,033)
Balance, end of period	711,638	753,078	711,638	762,074
Property, plant and equipment under construction
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period		950,680	1,762,648
Balance, end of period	950,680	1,021,247	950,680	1,762,648
Property, plant and equipment under construction | Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period		950,680	1,762,648	4,068,876
Additions		983,519	687,019	1,117,317
Capitalized interest		23,999	44,260	187,375
Transfers		(949,888)	(1,440,183)	(3,314,746)
Disposals		(3,352)	(60,151)	(1,550)
Loss of control by selling of subsidiary			(1,382)	(53,630)
Transfer to assets held for sale		(49,579)	(107,677)
Foreign exchange effect		65,868	66,146	(240,994)
Balance, end of period	950,680	1,021,247	950,680	1,762,648
Other
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period		793,215	862,428
Balance, end of period	793,215	697,981	793,215	862,428
Other | Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period		1,175,697	1,359,244	1,470,485
Additions		119,101	58,376	75,920
Transfers		6,433	3,840	(10,531)
Disposals		(9,606)	(49,962)	(46,888)
Loss of control by selling of subsidiary			(53,129)	(52,281)
Impairment			(13)	(3,242)
Transfer to assets held for sale		(300,618)	(171,404)
Foreign exchange effect		(2,895)	28,745	(74,219)
Balance, end of period	R$ 1,175,697	R$ 988,112	R$ 1,175,697	R$ 1,359,244